Condensed Consolidated Statements of Changes in Stockholders’ Equity (Deficit) (Unaudited) - USD ($)		Common Stock		Additional Paid-in Capital		Accumulated Other Comprehensive Income	Accumulated Deficit	Total
Balance at Dec. 31, 2020		$ 131		$ 78,007,490		$ 636,886	$ (48,357,638)	$ 30,286,869
Balance (in Shares) at Dec. 31, 2020		1,308,562
Shares issued from exercise of pre-funded warrants (in Shares)
Shares issued upon conversion of KBL debt		$ 2		1,941,123				$ 1,941,125
Shares issued upon conversion of KBL debt (in Shares)		23,357
Shares issued upon conversion of 180 debt		$ 1		432,382				432,383
Shares issued upon conversion of 180 debt (in Shares)		7,920
Shares issued in connection with the financing, net of financing costs		$ 13		10,731,057				10,731,070
Shares issued in connection with the financing, net of financing costs (in Shares)		128,200
Offering costs allocated to warrant liabilities				604,118				604,118
Warrants issued in connection with private offering, reclassified to derivative liabilities				(7,294,836)				(7,294,836)
Shares issued upon exchange of common stock equivalents		$ 9		(9)
Shares issued upon exchange of common stock equivalents (in Shares)		87,253
Shares issued to settle accounts payable		$ 1		1,973,249				1,973,250
Shares issued to settle accounts payable (in Shares)		11,250
Shares issued in connection with the August 2021 Offering, net of financing costs		$ 13		13,879,987				13,880,000
Shares issued in connection with the August 2021 Offering, net of financing costs (in Shares)		125,000
Shares issued to settle convertible debt and derivative liabilities with Alpha Capital		$ 1		1,060,499				1,060,500
Shares issued to settle convertible debt and derivative liabilities with Alpha Capital (in Shares)		7,500
Shares issued in connection with the repayment of related party loans and convertible notes		$ 1		851,111				851,112
Shares issued in connection with the repayment of related party loans and convertible notes (in Shares)		7,093
Common stock		$ 2		2,148,887				2,148,889
Common stock (in Shares)		15,878
Options				2,852,309				2,852,309
Shares Cancelled		$ (4)		4
Shares Cancelled (in Shares)		(20,214)
Net income (loss)							(20,324,648)	(20,324,648)
Other comprehensive income (loss)						180,554		180,554
Balance at Dec. 31, 2021		$ 170		107,187,371		817,440	(68,682,286)	$ 39,322,695
Balance (in Shares) at Dec. 31, 2021		1,701,799						1,701,799
Shares issued for professional services to directors		$ 1		149,717				$ 149,718
Shares issued for professional services to directors (in Shares)		2,566
Stock-based compensation				596,467				596,467
Net income (loss)							1,563,713	1,563,713
Other comprehensive income (loss)						(728,081)		(728,081)
Balance at Mar. 31, 2022		$ 171		107,933,555		89,359	(67,118,573)	40,904,512
Balance (in Shares) at Mar. 31, 2022		1,704,365
Balance at Dec. 31, 2021		$ 170		107,187,371		817,440	(68,682,286)	$ 39,322,695
Balance (in Shares) at Dec. 31, 2021		1,701,799						1,701,799
Net income (loss)								$ (16,983,981)
Balance at Sep. 30, 2022		$ 196		115,431,202		(3,689,764)	(85,666,267)	26,075,367
Balance (in Shares) at Sep. 30, 2022		1,962,304
Balance at Dec. 31, 2021		$ 170		107,187,371		817,440	(68,682,286)	$ 39,322,695
Balance (in Shares) at Dec. 31, 2021		1,701,799						1,701,799
Shares issued for professional services to directors		$ 1		331,590				$ 331,591
Shares issued for professional services to directors (in Shares)		14,026
Adjustments related to reverse stock-split		$ 1		(1)
Adjustments related to reverse stock-split (in Shares)		9,591
Issuance of pre-funded and common warrants, net				2,562,265				2,562,265
Shares issued from exercise of pre-funded warrants		$ 13		250				$ 263
Shares issued from exercise of pre-funded warrants (in Shares)		131,604
Share issued in connection with Offering, net		$ 18		3,407,472				$ 3,407,490
Share issued in connection with Offering, net (in Shares)		175,000
Issuance of December 2022 pre-funded warrants				4,823,187				4,823,187
Shares issued from exercise of December 2022 pre-funded warrants		$ 150						150
Shares issued from exercise of December 2022 pre-funded warrants (in Shares)		1,499,286
Shares issued in connection with December 2022 Offering		$ 22		691,651				691,673
Shares issued in connection with December 2022 Offering (in Shares)		215,000
Stock-based compensation				2,633,826				2,633,826
Stock-based compensation (in Shares)		600
Net income (loss)							(38,726,259)	(38,726,259)
Other comprehensive income (loss)						(3,702,963)		(3,702,963)
Balance at Dec. 31, 2022		$ 375		121,637,611		(2,885,523)	(107,408,545)	$ 11,343,918
Balance (in Shares) at Dec. 31, 2022		3,746,906						3,746,906
Balance at Mar. 31, 2022		$ 171		107,933,555		89,359	(67,118,573)	$ 40,904,512
Balance (in Shares) at Mar. 31, 2022		1,704,365
Shares issued for professional services to directors				60,627				60,627
Shares issued for professional services to directors (in Shares)		2,229
Stock-based compensation				795,052				795,052
Stock-based compensation (in Shares)		600
Net income (loss)							2,939,284	2,939,284
Other comprehensive income (loss)						(1,908,051)		(1,908,051)
Balance at Jun. 30, 2022		$ 171		108,789,234		(1,818,692)	(64,179,289)	42,791,424
Balance (in Shares) at Jun. 30, 2022		1,707,194
Shares issued for professional services to directors				60,622				60,622
Shares issued for professional services to directors (in Shares)		2,756
Issuance of pre-funded and common warrants, net				2,562,265	[1]			2,562,265	[1]
Shares issued from exercise of pre-funded warrants		$ 8	[1]	147	[1]			155
Shares issued from exercise of pre-funded warrants (in Shares)	[1]	77,354
Share issued in connection with Offering, net		$ 17	[1]	3,407,473	[1]			3,407,490
Share issued in connection with Offering, net (in Shares)	[1]	175,000
Stock-based compensation				611,461				611,461
Net income (loss)							(21,486,978)	(21,486,978)
Other comprehensive income (loss)						(1,871,072)		(1,871,072)
Balance at Sep. 30, 2022		$ 196		115,431,202		(3,689,764)	(85,666,267)	26,075,367
Balance (in Shares) at Sep. 30, 2022		1,962,304
Balance at Dec. 31, 2022		$ 375		121,637,611		(2,885,523)	(107,408,545)	$ 11,343,918
Balance (in Shares) at Dec. 31, 2022		3,746,906						3,746,906
Stock-based compensation				557,421				$ 557,421
Net income (loss)							(4,762,078)	(4,762,078)
Other comprehensive income (loss)						663		663
Balance at Mar. 31, 2023		$ 375		122,195,032		(2,884,860)	(112,170,623)	7,139,924
Balance (in Shares) at Mar. 31, 2023		3,746,906
Balance at Dec. 31, 2022		$ 375		121,637,611		(2,885,523)	(107,408,545)	$ 11,343,918
Balance (in Shares) at Dec. 31, 2022		3,746,906						3,746,906
Shares issued from exercise of pre-funded warrants (in Shares)
Net income (loss)								$ (18,708,007)
Balance at Sep. 30, 2023		$ 674		128,815,362		(2,848,811)	(126,116,552)	$ (149,327)
Balance (in Shares) at Sep. 30, 2023		6,738,456						6,738,456
Balance at Mar. 31, 2023		$ 375		122,195,032		(2,884,860)	(112,170,623)	$ 7,139,924
Balance (in Shares) at Mar. 31, 2023		3,746,906
Issuance of pre-funded and common warrants, net				2,337,706	[2]			2,337,706	[2]
Shares issued from exercise of pre-funded warrants		$ 117	[2]					117	[2]
Shares issued from exercise of pre-funded warrants (in Shares)	[2]	1,170,680
Share issued in connection with Offering, net		$ 40	[2]	382,142	[2]			382,182	[2]
Share issued in connection with Offering, net (in Shares)	[2]	400,000
Stock-based compensation				551,310				551,310
Net income (loss)							(3,680,169)	(3,680,169)
Other comprehensive income (loss)						(15,267)		(15,267)
Balance at Jun. 30, 2023		$ 532		125,466,190		(2,900,127)	(115,850,792)	6,715,803
Balance (in Shares) at Jun. 30, 2023		5,317,586
Shares issued for professional services to directors		$ 9		60,615				60,624
Shares issued for professional services to directors (in Shares)		90,485
Issuance of pre-funded and common warrants, net				2,459,282	[3]			2,459,282	[3]
Shares issued from exercise of pre-funded warrants		$ 66	[3]					66	[3]
Shares issued from exercise of pre-funded warrants (in Shares)	[3]	663,460
Share issued in connection with Offering, net		$ 67	[3]	245,281	[3]			245,348	[3]
Share issued in connection with Offering, net (in Shares)	[3]	666,925
Stock-based compensation				583,994				583,994
Net income (loss)							(10,265,760)	(10,265,760)
Other comprehensive income (loss)						51,316		51,316
Balance at Sep. 30, 2023		$ 674		$ 128,815,362		$ (2,848,811)	$ (126,116,552)	$ (149,327)
Balance (in Shares) at Sep. 30, 2023		6,738,456						6,738,456

[1]	Consists of $6,499,737 of gross proceeds from the July 2022 Offering; gross proceeds of $3,710,000 are related to the common shares and common warrants issued and includes $302,510 in related placement agent fees and other offering costs, and $2,789,737 in gross proceeds are in connection with the pre-funded warrants and includes $227,472 in related placement agent fees and other offering costs. At the end of the period, 1,547,076 July 2022 pre-funded warrants were exercised for proceeds of $155.
[2]	Consists of $2,999,882 of gross proceeds from the April 2023 Offering; gross proceeds of $421,527 are related to common shares issued (with related placement agent fees of $39,343), gross proceeds of $1,233,564 are related to pre-funded warrants issued (with related placement agent fees of $115,134) and gross proceeds of $1,344,791 are related to common warrants issued (with related placement agent fees of $125,516). At the end of the current period, all 1,170,680 April 2023 pre-funded warrants were exercised for proceeds of $117.
[3]	Consists of $2,999,605 of gross proceeds from the August 2023 Offering; gross proceeds of $272,106 are related to common shares issued (with related placement agent fees of $26,758), gross proceeds of $1,449,470 are related to pre-funded warrants issued (with related placement agent fees of $142,538) and gross proceeds of $1,278,029 are related to common warrants issued (with related placement agent fees of $125,679). At the end of the period, 663,460 August 2023 pre-funded warrants were exercised for proceeds of $66.